Pension and Other Post-retirement Benefits (Details 6) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014
Investment commitment
Unfunded commitments for investments	$ 18,778	$ 30,299
Private Equity
Investment commitment
Commitment for investments	85,000	85,000
Private Equity - Domestic
Investment commitment
Unfunded commitments for investments	9,264	17,659
Private Equity - International
Investment commitment
Unfunded commitments for investments	$ 9,514	$ 12,640